Organization and Principal Activities (Details) - Schedule of Consolidated Assets and Liabilities Information and Consolidated Operating Results and Cash Flows Information of the Group's VIE and VIE's Subsidiaries - Variable Interest Entity, Not Primary Beneficiary [Member] - CNY (¥)
¥ in Thousands
		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 18,958		¥ 25,616
Restricted cash		13,253		19,466
Short-term investments		2,000
Accounts receivable, net		258,517		307,259
Prepayments and other current assets		146,175		113,290
Inventories		5,761		12,503
Total current assets		621,712		1,027,340
Property, equipment and software, net		3,064		1,676
Right-of-use assets		1,765		183
Equity method investments, net		145,696		145,696
Long-term equity investment, net		2,000		3,000
Other non-current assets		3,020		2,553
Total non-current assets		155,545		153,108
Total assets		777,257		1,180,448
Accounts payable		267,902		373,278
Customers’ refundable fees		30,235		30,657
Current installments of long-term loans from a related party (Note (ii))	[1]	309,000		1,147,000
Accrued expenses and other payables		91,931		80,109
Income tax payables		1,005		1,590
Lease liabilities		1,499		111
Total current liabilities		1,179,763		1,741,738
Income tax payables		24,975		28,243
Lease liabilities		285		29
Total non-current liabilities		190,260		233,272
Total liabilities		1,370,023		1,975,010
Total revenue		131,080	¥ 152,241
Net income		201,796	18,275
Net cash (used in)/provided by operating activities		866,981	(15,592)
Net cash provided by/(used in) investing activities		(1,852)	45,299
Net cash used in financing activities		(878,000)	(72,584)
Net decrease in cash, cash equivalents and restricted cash		(12,871)	(42,877)
Cash, cash equivalents and restricted cash at the beginning of the period		45,082	95,661	95,661
Cash, cash equivalents and restricted cash at the end of the period		32,211	¥ 52,784	45,082
Related Party [Member]
Variable Interest Entity [Line Items]
Amount due from related parties (Note (i))	[2]	177,048		549,206
Amounts due to related parties (Note (i))	[2]	478,191		108,993
Long-term loans from a related party excluding current installments (Note (ii))	[1]	¥ 165,000		¥ 205,000

[1]	Long-term loans from a related party represents entrusted loans with 3-year term at annual interest rates of 0.2% to 0.5% from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.
[2]	Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.